Net loss per share	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Net loss per share
12.	Net loss per share
As a result of the Business Combination (see Note 3), the Company has retroactively adjusted the weighted average shares outstanding prior to August 5, 2022 to give effect to the Conversion Ratio used to determine the number of Common Shares into which they were converted.

The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the three and nine months ended September 30, 2022 and 2021 (in thousands, except share and per share data):

	For the three months ended September 30,
	2022	2021
Numerator:

Net loss attributable to common stockholders - basic and diluted	$(13,053)	$(4,209)

Denominator:
Weighted-average common stock outstanding	116,256,805	125,362,390

Net loss per share attributable to common stockholders - basic and diluted	$(0.11)	$(0.03)

	For the nine months ended September 30,
	2022	2021
Numerator:

Net loss attributable to common stockholders - basic and diluted	$(37,868)	$(17,705)

Denominator:
Weighted-average common stock outstanding	122,337,727	125,331,065

Net loss per share attributable to common stockholders - basic and diluted	$(0.31)	$(0.14)

As of September 30, 2022 and 2021, the Company’s potentially dilutive securities were stock options, the Warrant Shares, and the Public Warrants and Private Warrants.
Since the Company was in a loss position for all periods presented, basic net loss per share is the same as diluted net loss per share for all periods as the inclusion of all potential common shares outstanding would have been anti-dilutive.
Potentially dilutive securities (upon conversion) that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	As of September 30,
	2022	2021
Public Warrants as converted to Common Shares (Note 8)	14,426,301	—
Private Warrants as converted to Common Shares (Note 8)	11,633,060	—
D-Wave Systems Warrant Shares as converted to Common Shares (Note 11)	2,889,282	2,889,282
Options to purchase common stock as converted to Common Shares	14,847,108	14,608,809

Total	43,795,751	17,498,091

D-Wave Systems Inc. [Member]
Net loss per share
15.	Earnings per share
The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share data):

	For the years ended December 31,
	2021	2020
Numerator:
Net Income	$(31,545)	$(10,019)

Denominator:
Weighted-average shares outstanding, basic and diluted	111,911,127	121,358,989

Net loss per share, basic and diluted	$(0.28)	$(0.08)

As of December 31, 2021 and 2020, the Company’s potentially dilutive securities were the stock options and warrants to purchase common stock and preferred stock.
Since the Company was in a loss position for all periods presented, basic net loss per share is the same as diluted net loss per share for all periods as the inclusion of all potential common shares outstanding would have been anti-dilutive.